Note 17 - Discontinued Operations Sold - Poland, Netherlands, Solis and Subsidiaries in Romania	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
17.	Discontinued Operations Sold - Poland, Netherlands, Solis and subsidiaries in Romania

In July 2023, the Company engaged multiple parties to market the Polish and Netherlands assets to potential buyers. In the fourth quarter of 2023, the Company decided to proceed with the sales of the six PV parks in Poland and one park in the Netherlands. As the exit of these two markets represented a strategic shift for the Company, the assets were classified as discontinued operations in accordance with ASC 205-20. As of December 31, 2023, the Polish and Netherlands assets were classified as disposal groups held for sale. The balances and results of the Polish and Netherlands disposal groups are presented below.

The sale of the Polish assets was finalized January 19, 2024 with a cash consideration of $59.4 million for all operating assets. In accordance with ASC 360, the company removed the disposal group and recognized a gain of $3.4 million upon the sale, of which $0.8 million were costs associated with the sale.

The sale of the Netherlands assets was finalized February 21, 2024 with a cash consideration of $7.1 million for all operating assets. In accordance with ASC 360, the company removed the disposal group and recognized a loss of $1.3 million upon the sale, of which $0.5 million were costs associated with the sale.

As of
January 19
Poland	2024
(in thousands)
Assets:
Cash & cash equivalents	$630
Other current assets	442
Property, plant, and equipment, net	63,107
Operating leases, non-current - assets	5,923
Total discontinued operations assets	$70,102

Liabilities:
Accounts payable	$2,933
Operating leases, current – liabilities	281
Other current liabilities	25
Operating leases, non-current - liabilities	5,798
Other non-current liabilities	985
Total discontinued operations liabilities	$10,022

Net assets/(liabilities) of discontinued operations	$60,080

	Year Ended December 31,
Poland	2025	2024
	(in thousands)

Revenues	$-	$106

Operating Expenses
Cost of revenues	-	(101)
Depreciation, amortization, and accretion	-	(123)
Gain/(loss on disposal of asset)	-	3,484
Total operating expenses	-	3,260

Income from discontinued operations	-	3,366

Other income/(expense):
Impairment loss recognized on the remeasurement to fair value less costs to sell	-	-
Interest expense	-	(688)
Other expense	-	-
Total other expenses	$-	$(688)
Income/(Loss) before provision for income taxes	$-	$2,678
Income taxes	$-	$-
Net income/(loss) from discontinued operations	$-	$2,678

Immediately before the classification of the disposal groups as discontinued operations, the recoverable amount was estimated for certain items of property, plant, and equipment and impairment loss was identified. Following the classification, a write-down of ($11.8) million was recognized on December 31, 2023 to reduce the carrying amount of the assets in the disposal group to their fair value less costs to sell. This was recognized in discontinued operations in the statement of profit or loss. Fair value measurement disclosures are provided in Footnote 4.

As of
February 21,
Netherlands	2024
(in thousands)
Assets:
Cash & cash equivalents	$75
Accounts receivable, net	-
Other current assets	178
Property, plant, and equipment, net	7,669
Operating leases, non-current – assets	1,441
Other non-current assets	1,192
Total discontinued operations assets	$10,555

Liabilities:
Accounts payable	$945
Operating leases, current – liabilities	55
Other current liabilities	95
Operating leases, non-current – liabilities	1,273
Total discontinued operations liabilities	$2,368

Net assets/(liabilities) of discontinued operations	$8,187

	Year Ended December 31,
Netherlands	2025	2024
	(in thousands)

Revenues	$-	$16

Operating Expenses
Cost of revenues	-	(115)
Depreciation, amortization, and accretion	-	(57)
Loss on disposal of asset	-	(1,187)
Total operating expenses	-	(1,359)

Income from discontinued operations	-	(1,343)

Other income/(expense):
Interest expense	-	(113)
Other expense	-	-
Total other expenses	$-	$(113)
Income/(Loss) before provision for income taxes	$-	$(1,456)
Income taxes	-	-
Net income/(loss) from discontinued operations	$-	$(1,456)

Immediately before the classification of the disposal groups as discontinued operations, the recoverable amount was estimated for certain items of property, plant, and equipment and no impairment loss was identified. As of December 31, 2023, there were no further write-downs as the carrying amounts of the disposal groups did not fall below their fair value less costs to sell.

On October 3, 2024, the Company completed the sale of Solis Bond Company DAC, a company formed under the laws of Ireland and an indirect wholly owned subsidiary of the Company, and its subsidiaries in Romania to Solis Trustee Special Vehicle Limited, the Solis Bondholders’ ownership vehicle, for €1 in accordance with the terms of the Solis Bonds, as amended. As a result of the sale, the Company eliminated approximately $112 million in debt and payables related to Solis activities and improved shareholders’ equity by approximately $51 million. Solis accounted for 98% of group revenues for the years ended December 31, 2024.

The sale of these entities and exit of this market represented a strategic shift for the Company that has a major effect on the Company’s operations and financial results. Results of operations, financial position, and cash flows for these subsidiaries are reported as discontinued operations, in accordance with ASC 205-20, for all periods presented. The notes to the financial statements have been adjusted to reflect this retroactive presentation.

As of
October 3
Solis and Subsidiaries in Romania	2024
(in thousands)
Assets:
Cash & cash equivalents	$632
Restricted cash	5
Accounts receivable, net	952
Unbilled energy incentives	8,778
Other current assets	9,580
Property, plant, equipment, net	41,457
Operating leases, non-current assets	159
Total discontinued operations assets	$61,563

Liabilities:
Accounts payable	$2,812
Green bonds	87,627
Deferred income	8,778
Operating leases, current liabilities	46
Other current liabilities	13,260
Operating leases, non-current liabilities	118
Other non-current liabilities	202
Total discontinued operations liabilities	$112,843

Net assets/(liabilities) of discontinued operations	$(51,280)

	Year Ended
	December 31,
Solis and Subsidiaries in Romania	2025	2024
	(in thousands)

Revenues	$-	$9,687

Operating Expenses
Cost of revenues	-	(3,936)
Selling, general, and administrative	-	(1,564)
Depreciation, amortization, and accretion	-	(1,511)
Development costs	-	-
Costs related to disposal of asset	-	(730)
Gain on sale of discontinued operations, net assets	-	51,931
Total operating expenses	-	44,190

Income from discontinued operations	-	53,876

Other income/(expense):
Interest expense	-	(8,924)
Solis bond waiver fee	-	-
Other expense	-	(221)
Total other expenses	$-	$(9,145)
Income/(Loss) before provision for income taxes	$-	$44,731
Income taxes	-	(87)
Net income/(loss) from discontinued operations	$-	$44,644